LONG-TERM DEBT	12 Months Ended
Dec. 31, 2017
LONG-TERM DEBT
LONG TERM DEBT

14. LONG-TERM DEBT

	As at December 31, 2017	As at December 31, 2016

Credit Facility(i)(ii)	$(6,181)	$(6,416)

2017 Notes(i)(iii)	297,784	–

2016 Notes(i)(iii)	348,002	347,716

2015 Note(i)(iii)	49,495	49,429

2012 Notes(i)(iii)	199,063	198,894

2010 Notes(i)(iii)	483,688	598,167

Other attributable debt instruments	–	14,896

Total debt	$1,371,851	$1,202,686

Less: current portion	–	129,896

Total long-term debt	$1,371,851	$1,072,790

Note:

(i)	Inclusive of unamortized deferred financing costs.
(ii)

There were no amounts outstanding under the Credit Facility (as defined below) as at December 31, 2017 and December 31, 2016. The December 31, 2017 and December 31, 2016 balances relate to deferred financing costs which are being amortized on a straight-line basis until the maturity date of June 22, 2022. Credit Facility availability is reduced by outstanding letters of credit, amounting to $0.8 million as at December 31, 2017.

(iii)	The terms 2017 Notes, 2016 Notes, 2015 Note, 2012 Notes and 2010 Notes are defined below.

Scheduled Debt Principal Repayments

	2018	2019	2020	2021	2022	2023 and Thereafter	Total

2017 Notes	$–	$–	$–	$–	$–	$300,000	$300,000

2016 Notes	–	–	–	–	–	350,000	350,000

2015 Note	–	–	–	–	–	50,000	50,000

2012 Notes	–	–	–	–	100,000	100,000	200,000

2010 Notes	–	–	360,000	–	125,000	–	485,000

Total	$–	$–	$360,000	$–	$225,000	$800,000	$1,385,000

Credit Facility

On October 26, 2016, the Company amended its $1.2 billion unsecured revolving bank credit facility (the "Credit Facility"), extending the maturity date from June 22, 2020 to June 22, 2021 and amending pricing terms.

On October 25, 2017, the Company further amended the Credit Facility to, among other things, extend the maturity date from June 22, 2021 to June 22, 2022 and amend pricing terms.

As at December 31, 2017 and December 31, 2016, no amounts were outstanding under the Credit Facility. Outstanding letters of credit under the Credit Facility resulted in Credit Facility availability of $1,199.2 million as at December 31, 2017 (2016 – $1,199.2 million).

The lenders under the Credit Facility are each paid a standby fee at a rate that ranges from 0.29% to 0.55% per annum of the undrawn portion of the facility, depending on the Company's credit rating.

2017 Notes

On May 5, 2017, the Company agreed to a $300.0 million private placement of guaranteed senior unsecured notes (the "2017 Notes") which closed on June 29, 2017. Upon issuance, the 2017 Notes had a weighted average maturity of 10.9 years and weighted average yield of 4.67%. Proceeds from the 2017 Notes were used for working capital and general corporate purposes.

The following table sets out details of the individual series of the 2017 Notes:

	Principal	Interest Rate	Maturity Date

Series A	$40,000	4.42%	6/29/2025

Series B	100,000	4.64%	6/29/2027

Series C	150,000	4.74%	6/29/2029

Series D	10,000	4.89%	6/29/2032

Total	$300,000

2016 Notes

On June 30, 2016, the Company closed a $350.0 million private placement of guaranteed senior unsecured notes (the "2016 Notes") which, on issuance, had a weighted average maturity of 9.43 years and weighted average yield of 4.77%. Proceeds from the offering of the 2016 Notes were used to repay amounts outstanding under the Credit Facility.

The following table sets out details of the individual series of the 2016 Notes:

	Principal	Interest Rate	Maturity Date

Series A	$100,000	4.54%	6/30/2023

Series B	200,000	4.84%	6/30/2026

Series C	50,000	4.94%	6/30/2028

Total	$350,000

2015 Note

On September 30, 2015, the Company closed a private placement consisting of a $50.0 million guaranteed senior unsecured note (the "2015 Note") with a September 30, 2025 maturity date and a yield of 4.15%. Under the 2015 Note, the Company agreed that an amount equal to or greater than the net proceeds from the 2015 Note would be applied toward mining projects in the Province of Quebec, Canada.

2012 Notes

On July 24, 2012, the Company closed a $200.0 million private placement of guaranteed senior unsecured notes (the "2012 Notes") which, on issuance, had a weighted average maturity of 11.0 years and weighted average yield of 4.95%.

The following table sets out details of the individual series of the 2012 Notes:

	Principal	Interest Rate	Maturity Date

Series A	$100,000	4.87%	7/23/2022

Series B	100,000	5.02%	7/23/2024

Total	$200,000

2010 Notes

On April 7, 2010, the Company closed a $600.0 million private placement of guaranteed senior unsecured notes (the "2010 Notes" and, together with the 2017 Notes, the 2016 Notes, the 2015 Note and the 2012 Notes, the "Notes") which, on issuance, had a weighted average maturity of 9.84 years and weighted average yield of 6.59%.

On April 7, 2017, the Company repaid Series A of the 2010 Notes with principal of $115.0 million and an annual interest rate of 6.13%. As at December 31, 2017, the principal amount of the 2010 Notes that remains outstanding is $485.0 million.

The following table sets out details of the individual series of the 2010 Notes that remain outstanding:

	Principal	Interest Rate	Maturity Date

Series B	$360,000	6.67%	4/7/2020

Series C	125,000	6.77%	4/7/2022

Total	$485,000

Other Loans

In connection with its joint acquisition of Osisko on June 16, 2014, the Partnership was assigned and assumed certain outstanding debt obligations of Osisko relating to the Canadian Malartic mine. Agnico Eagle's indirect attributable interest in such debt obligations included a secured loan facility (the "CMGP Loan"). A scheduled repayment of C$20.0 million ($15.4 million) was made on June 30, 2016, resulting in attributable outstanding principal of C$20.0 million ($14.9 million) as at December 31, 2016. The final scheduled repayment of C$20.0 million ($14.9 million) was made on June 30, 2017, resulting in attributable outstanding principal of nil as at December 31, 2017.

Covenants

Payment and performance of Agnico Eagle's obligations under the Credit Facility and the Notes is guaranteed by each of its material subsidiaries and certain of its other subsidiaries (the "Guarantors").

The Credit Facility contains covenants that limit, among other things, the ability of the Company to incur additional indebtedness, make distributions in certain circumstances and sell material assets.

The note purchase agreements pursuant to which the Notes were issued (the "Note Purchase Agreements") contain covenants that restrict, among other things, the ability of the Company to amalgamate or otherwise transfer its assets, sell material assets, carry on a business other than one related to mining and the ability of the Guarantors to incur indebtedness.

The Credit Facility and Note Purchase Agreements also require the Company to maintain a total net debt to earnings before interest, taxes, depreciation and amortization ("EBITDA") ratio below a specified maximum value and the Note Purchase Agreements (other than the 2018 Notes) require the Company to maintain a minimum tangible net worth.

The Company was in compliance with all covenants contained in the Credit Facility and Note Purchase Agreements as at December 31, 2017.

Interest on Long-term Debt

Total long-term debt interest costs incurred during the year ended December 31, 2017 were $70.0 million (2016 – $63.1 million).

Total borrowing costs capitalized to property, plant and mine development during the year ended December 31, 2017 were $6.4 million (2016 – $3.1 million) at a capitalization rate of 1.37% (2016 – 1.70%).

During the year ended December 31, 2017, cash interest paid on the Credit Facility was $0.1 million (2016 – $3.6 million), cash standby fees paid on the Credit Facility were $5.6 million (2016 – $5.2 million) and cash interest paid on the Notes was $71.3 million (2016 – $59.8 million).